LEASES - Operating Lease Liabilities Maturities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
2021	$ 38,664
2022	38,473
2023	36,648
2024	35,106
2025	26,841
Thereafter	227,409
Total	403,141
Less: Interest	168,967
Present value of lease liabilities	234,174	$ 191,509
Lease payments for leases signed but not yet commenced	$ 100